Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Subsidiaries of UBS Group AG as of 31 December 2017
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
UBS Group Funding (Switzerland) AG	Zurich, Switzerland		CHF	0.1	100.0
1 UBS Business Solutions (India) Private Limited and UBS Business Solutions Poland Sp. z o.o. are directly held subsidiaries of UBS Business Solutions AG.

Individually significant subsidiaries of UBS AG as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Corporate Center	USD	2,250.0[1]	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Wealth Management Americas	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Limited	London, United Kingdom	Investment Bank	GBP	226.6	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[2]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000. 2 Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

UBS AG
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Inc.	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Australia) Ltd	Sydney, Australia	Asset Management	AUD	20.1[1]	100.0
UBS Asset Management (Deutschland) GmbH	Frankfurt, Germany	Asset Management	EUR	7.7	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	206.0	100.0
UBS Asset Management (Japan) Ltd	Tokyo, Japan	Asset Management	JPY	2,200.0	100.0
UBS Asset Management (Singapore) Ltd	Singapore, Singapore	Asset Management	SGD	4.0	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Card Center AG	Glattbrugg, Switzerland	Personal & Corporate Banking	CHF	0.1	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Wealth Management	EUR	133.0	100.0
UBS Fund Advisor, L.L.C.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS Hedge Fund Solutions LLC	Wilmington, Delaware, USA	Asset Management	USD	0.1	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Wealth Management	EUR	49.2	100.0
UBS O’Connor LLC	Dover, Delaware, USA	Asset Management	USD	1.0	100.0
UBS Real Estate Securities Inc.	Wilmington, Delaware, USA	Investment Bank	USD	0.0	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities (Thailand) Ltd	Bangkok, Thailand	Investment Bank	THB	500.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities India Private Limited	Mumbai, India	Investment Bank	INR	140.0	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
UBS South Africa (Proprietary) Limited	Sandton, South Africa	Investment Bank	ZAR	0.0	100.0
UBS UK Properties Limited	London, United Kingdom	Corporate Center	GBP	132.0	100.0
1 Includes a nominal amount relating to redeemable preference shares.

UBS AG
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Corporate Center	USD	2,250.0[1]	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Wealth Management Americas	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Limited	London, United Kingdom	Investment Bank	GBP	226.6	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[2]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000. 2 Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

UBS AG | UBS AG
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Inc.	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Australia) Ltd	Sydney, Australia	Asset Management	AUD	20.1[1]	100.0
UBS Asset Management (Deutschland) GmbH	Frankfurt, Germany	Asset Management	EUR	7.7	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	206.0	100.0
UBS Asset Management (Japan) Ltd	Tokyo, Japan	Asset Management	JPY	2,200.0	100.0
UBS Asset Management (Singapore) Ltd	Singapore, Singapore	Asset Management	SGD	4.0	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Card Center AG	Glattbrugg, Switzerland	Personal & Corporate Banking	CHF	0.1	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS (France) SA.	Paris, France	Wealth Management	EUR	133.0	100.0
UBS Fund Advisor, L.L.C.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS Hedge Fund Solutions LLC	Wilmington, Delaware, USA	Asset Management	USD	0.1	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Wealth Management	EUR	49.2	100.0
UBS O’Connor LLC	Dover, Delaware, USA	Asset Management	USD	1.0	100.0
UBS Real Estate Securities Inc.	Wilmington, Delaware, USA	Investment Bank	USD	0.0	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities (Thailand) Ltd	Bangkok, Thailand	Investment Bank	THB	500.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities India Private Limited	Mumbai, India	Investment Bank	INR	140.0	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
UBS South Africa (Proprietary) Limited	Sandton, South Africa	Investment Bank	ZAR	0.0	100.0
UBS UK Properties Limited	London, United Kingdom	Corporate Center	GBP	132.0	100.0
1 Includes a nominal amount relating to redeemable preference shares.